Note 18 - Asset Acquisitions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Asset Acquisition [Text Block]
No
te
18
. Asset Acquisition
s

On
March 7, 2018,
Avalon, through a newly created subsidiary, Avalon Mahoning Sports Center, Inc., completed the acquisition of the Boardman Tennis Center property in Boardman, Ohio for approximately
$1.3
million in cash. In accordance with our
2016
Term Loan Agreement, the Company withdrew funds from the restricted cash account for reimbursement for capital expenditures incurred in
2017
related to The Grand Resort that were paid with operating cash to fund the acquisition of the Boardman Tennis Center property. Subsequent to the acquisition, the Boardman Tennis Center property was named the Avalon Athletic Club at Boardman. The primary assets of the Avalon Athletic Club at Boardman include the acquired real property consisting of the building and associated land.

In the
third
quarter of
2018,
the Company began renovating the facility. The renovations include the conversion of the facility into a multipurpose recreation center including indoor tennis, basketball, volleyball and pickleball courts and a fitness area. The facilities interior renovations were completed in the first
quarter of
2019.

The Avalon Athletic Club at Boardman is currently in operation. The operating results are included in the Company’s Consolidated Statements of Operations and within Avalon’s golf and related operations segment from the date of acquisition. The net operating revenues and results of operations related to the Avalon Athletic Club at Boardman from the period of acquisition are not
significant and, accordingly, are
not
provided.

The acquisition of the facility and its associated subsequent renovation is consistent with the Company’s athletics and fitness business strategy. Members of the Avalon Golf and Country Club have access to the facility and all the athletic and fitness related activities offered by the Avalon Athletic Club at Boardman. In addition, hotel guests at The Grand Resort can utilize the facility during their stay. The Avalon Athletic Club at Boardman earns revenue through membership fees, athletic and fitness related activities.

The Company accounted for the acquisition of the Avalon Athletic Club at Boardman in accordance with ASU
2017
-
01.
In accordance with ASU
2017
-
01,
the Company evaluated whether to account for the transaction as either a business or asset acquisition. The Company determined that all of the fair value of the gross assets acquired was concentrated in the real property. In accordance with the guidance, assets that are attached to each other, such as land and a building residing on the land which cannot be physically removed and used separately from each other without incurring significant cost are considered to be a single identifiable asset. In accordance with ASU
2017
-
01,
the Company accounted for the transaction as an asset acquisition as all of the value of the gross assets acquired resides in that single asset.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the transaction date (in thousands):

Assets acquired:
Building and land	$1,302
Total assets acquired:	1,302
Liabilities assumed:
Accrued liabilities	33
Total liabilities assumed	33
Total consideration	$1,269

New Castle Country Club property

On
May 13, 2019,
Havana Cigar Shop, Inc., a wholly owned subsidiary of Avalon, entered into an asset Purchase and Sale Agreement with New Castle Country Club (“the Club”) for the purchase of the real property assets associated with the Club. Havana Cigar Shop, Inc. concurrently entered into an Assignment and Assumption and Commercial Loan Modification Agreement with Mercer County State Bank for the outstanding debt under the Club’s Commercial Mortgage and Demand Line of Credit, as amended, (collectively the “Agreements”) at closing as consideration for the purchase of the real property of the Club. The total amount of outstanding debt under the Agreements assumed by Havana Cigar Shop, Inc., at closing was approximately
$0.8
million (See Note
9
).

Subsequent to the asset Purchase and Sale Agreement, Havana Cigar Shop, Inc. was named Avalon Field Club at New Castle. Avalon Field Club at New Castle is currently in operation. The operating results are included in the Company’s Consolidated Statements of Operations and within Avalon’s golf and related operations segment from the date of acquisition. The net operating revenues and results of operations related to Avalon Field Club at New Castle from the period of acquisition are not
significant and, accordingly, are
not
provided.

The acquisition is consistent with the Company’s golf operations business strategy as members of the Avalon Golf and Country Club have access to all the golf and related country club activities offered by Avalon Field Club at New Castle. In addition, hotel guests at The Grand Resort can utilize the facility during their stay. Avalon Field Club at New Castle earns revenue through membership dues, food, beverage and merchandise sales, greens fees and associated cart rentals.

The Company accounted for the acquisition of Avalon Field Club at New Castle in accordance with ASU
2017
-
01.
In accordance with ASU
2017
-
01,
the Company evaluated whether to account for the transaction as either a business or asset acquisition. The Company determined that all of the fair value of the gross assets acquired was concentrated in the real property. In accordance with the guidance, assets that are attached to each other, such as land and a building residing on the land which cannot be physically removed and used separately from each other without incurring significant cost are considered to be a single identifiable asset. In accordance with ASU
2017
-
01,
the Company accounted for the transaction as an asset acquisition as all of the value of the gross assets acquired resides in that single asset.

In accordance with ASU
2017
-
01,
the Company capitalized approximately
$67,000
of transaction costs as a component of the cost of the real property assets acquired.

Avalon Field Club also assumed the remaining term of the Club’s golf cart operating lease. At acquisition the Company recorded an operating lease right-of-use asset and corresponding obligation under operating leases of approximately
$
126,000
.
The golf cart operating lease had a remaining lease term of
3
years at the acquisition date.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the transaction date (in thousands):

Assets acquired:
Building and land	$854
Operating lease right-of-use assets	126
Prepaid real estate taxes	23
Total assets acquired:	1,003
Liabilities assumed:
Commercial mortgage	653
Demand line of credit	134
Obligations under operating leases	126
Total liabilities assumed	913
Total consideration	$90